Financial Risk Management - Credit Risk (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 10,780	R 9,495
Restricted investments	5,687	5,263
Restricted Investments Collective investment scheme combined (unit trust)
Disclosure of detailed information about financial instruments [line items]
Restricted investments	212	68
Equity investments
Disclosure of detailed information about financial instruments [line items]
Restricted investments	305	292
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,867	2,448
Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	5,645	5,222
Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	379	656
AA Plus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,093	1,711
AA Plus | Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	5,411	4,997
AA Plus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	117	226
A Plus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	774	737
A Plus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	135	205
AAA | Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	234	225
AA | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0	115
AA Minus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 127	R 110